American Century Investments®
Quarterly Portfolio Holdings
VP Growth Fund
September 30, 2021

VP Growth - Schedule of Investments
SEPTEMBER 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 90.2%
Air Freight and Logistics — 1.6%
United Parcel Service, Inc., Class B	566	103,069
Auto Components — 1.7%
Aptiv plc(1)	772	115,005
Automobiles — 2.8%
Tesla, Inc.(1)	241	186,891
Beverages — 1.8%
PepsiCo, Inc.	777	116,869
Biotechnology — 1.5%
Amgen, Inc.	195	41,467
CRISPR Therapeutics AG(1)	144	16,118
Natera, Inc.(1)	125	13,930
Vertex Pharmaceuticals, Inc.(1)	157	28,478
		99,993
Building Products — 0.9%
Masco Corp.	547	30,386
Trex Co., Inc.(1)	305	31,088
		61,474
Capital Markets — 1.5%
S&P Global, Inc.	233	98,999
Chemicals — 0.7%
Air Products and Chemicals, Inc.	170	43,539
Electrical Equipment — 2.3%
Ballard Power Systems, Inc.(1)(2)	876	12,308
Generac Holdings, Inc.(1)	131	53,536
Rockwell Automation, Inc.	290	85,271
		151,115
Electronic Equipment, Instruments and Components — 2.1%
CDW Corp.	216	39,316
Cognex Corp.	593	47,571
Keysight Technologies, Inc.(1)	324	53,230
		140,117
Entertainment — 1.7%
Liberty Media Corp.-Liberty Formula One, Class C(1)	421	21,643
Take-Two Interactive Software, Inc.(1)	181	27,887
Walt Disney Co. (The)(1)	351	59,379
		108,909
Equity Real Estate Investment Trusts (REITs) — 1.1%
SBA Communications Corp.	211	69,750
Food Products — 1.2%
Beyond Meat, Inc.(1)	62	6,526
Mondelez International, Inc., Class A	1,089	63,358
Vital Farms, Inc.(1)	390	6,852
		76,736
Health Care Equipment and Supplies — 2.4%
DexCom, Inc.(1)	89	48,671
Edwards Lifesciences Corp.(1)	248	28,076
IDEXX Laboratories, Inc.(1)	42	26,120
Intuitive Surgical, Inc.(1)	56	55,672
		158,539

Health Care Providers and Services — 1.5%
Guardant Health, Inc.(1)	74	9,251
UnitedHealth Group, Inc.	226	88,307
		97,558
Hotels, Restaurants and Leisure — 1.3%
Chipotle Mexican Grill, Inc.(1)	26	47,255
Dutch Bros, Inc., Class A(1)	160	6,931
Expedia Group, Inc.(1)	183	29,994
		84,180
Household Products — 0.5%
Procter & Gamble Co. (The)	221	30,896
Insurance — 0.2%
SelectQuote, Inc.(1)	964	12,465
Interactive Media and Services — 9.8%
Alphabet, Inc., Class A(1)	164	438,457
Facebook, Inc., Class A(1)	521	176,822
Twitter, Inc.(1)	499	30,135
		645,414
Internet and Direct Marketing Retail — 6.9%
Amazon.com, Inc.(1)	125	410,630
Chewy, Inc., Class A(1)(2)	288	19,615
Wayfair, Inc., Class A(1)(2)	74	18,908
		449,153
IT Services — 8.3%
Okta, Inc.(1)	116	27,531
PayPal Holdings, Inc.(1)	727	189,173
Shopify, Inc., Class A(1)	11	14,914
Twilio, Inc., Class A(1)	60	19,143
Visa, Inc., Class A	1,322	294,475
		545,236
Life Sciences Tools and Services — 1.5%
10X Genomics, Inc., Class A(1)	131	19,071
Agilent Technologies, Inc.	359	56,553
Repligen Corp.(1)	71	20,519
		96,143
Personal Products — 0.6%
Estee Lauder Cos., Inc. (The), Class A	129	38,691
Pharmaceuticals — 1.5%
Novo Nordisk A/S, B Shares	245	23,615
Zoetis, Inc.	377	73,191
		96,806
Road and Rail — 1.1%
Lyft, Inc., Class A(1)	633	33,922
Union Pacific Corp.	198	38,810
		72,732
Semiconductors and Semiconductor Equipment — 7.6%
Advanced Micro Devices, Inc.(1)	921	94,771
Analog Devices, Inc.	404	67,662
ASML Holding NV	143	106,829
NVIDIA Corp.	1,117	231,398
		500,660
Software — 15.3%
Datadog, Inc., Class A(1)	277	39,154
DocuSign, Inc.(1)	154	39,644
Microsoft Corp.	2,481	699,444

PagerDuty, Inc.(1)	723	29,947
Paycor HCM, Inc.(1)	196	6,891
salesforce.com, Inc.(1)	179	48,548
Splunk, Inc.(1)	244	35,309
Workday, Inc., Class A(1)	169	42,232
Zendesk, Inc.(1)	505	58,777
		999,946
Specialty Retail — 2.1%
Home Depot, Inc. (The)	427	140,167
Technology Hardware, Storage and Peripherals — 7.2%
Apple, Inc.	3,329	471,053
Textiles, Apparel and Luxury Goods — 1.5%
NIKE, Inc., Class B	686	99,628
TOTAL COMMON STOCKS (Cost $2,760,024)		5,911,733
EXCHANGE-TRADED FUNDS — 9.0%
Invesco QQQ Trust Series 1	822	294,243
iShares Russell 1000 Growth ETF	1,069	292,949
TOTAL EXCHANGE-TRADED FUNDS (Cost $607,385)		587,192
TEMPORARY CASH INVESTMENTS — 0.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 5/15/23, valued at $17,976), in a joint trading account at 0.02%, dated 9/30/21, due 10/1/21 (Delivery value $17,618)		17,618
State Street Institutional U.S. Government Money Market Fund, Premier Class	20,492	20,492
TOTAL TEMPORARY CASH INVESTMENTS (Cost $38,110)		38,110
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $12,702)	12,702	12,702
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $3,418,221)		6,549,737
OTHER ASSETS AND LIABILITIES†		2,070
TOTAL NET ASSETS — 100.0%		$6,551,807

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	2,650	USD	3,102	Credit Suisse AG	12/31/21	$(26)
EUR	6,284	USD	7,306	Credit Suisse AG	12/31/21	(13)
EUR	2,127	USD	2,466	Credit Suisse AG	12/31/21	2
USD	3,032	EUR	2,577	Credit Suisse AG	12/31/21	42
USD	102,526	EUR	87,212	Credit Suisse AG	12/31/21	1,302
						$1,307

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $50,831. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $55,104, which includes securities collateral of $42,402.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	5,781,289	130,444	—
Exchange-Traded Funds	587,192	—	—
Temporary Cash Investments	20,492	17,618	—
Temporary Cash Investments - Securities Lending Collateral	12,702	—	—
	6,401,675	148,062	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,346	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	39	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.